Financial assets, liabilities and financial results (telecom activities) - Bonds - Interest rates (Details)
€ in Millions, د.م. in Millions, £ in Millions, shares in Millions, kr in Millions, XOF in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 XOF shares	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 MAD (د.م.) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 NOK (kr) shares	May 11, 2021 EUR (€)	Mar. 31, 2014
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							1.375%
Total of issuances	€ 2,535
Total of repayments	(3,929)
Notional amount							€ 500
Notional amount redeemed	€ 602
Bonds maturing January 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%
Total of repayments	€ (1,250)
Notional amount	€ 1,250
Bonds Maturing December 16, 2033 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%
Total of issuances	€ 1,000
Notional amount	€ 1,000
Bonds Maturing January 15, 2022 Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Total of repayments	€ (650)
Notional amount	€ 650
Bonds maturing June 27, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.375%	0.375%	0.375%	0.375%	0.375%	0.375%
Total of repayments	€ (602)
Notional amount	€ 517
Bonds maturing September 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Total of repayments	€ (851)
Notional amount	€ 1,000
Bonds maturing October 13, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Total of repayments	€ (255)
Notional amount | £			£ 255
Bonds maturing December 21, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Total of repayments	€ (272)
Notional amount	€ 272
Bonds maturing January 15, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Total of issuances	€ 35
Notional amount	€ 35
Bonds maturing September 16, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.375%	3.375%	3.375%	3.375%	3.375%	3.375%
Notional amount	€ 500
Bonds Maturing June 29 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Total of issuances	€ 800
Notional amount	€ 800
Bonds maturing March 1, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Notional amount	€ 500
Bonds maturing September 11, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Notional amount	€ 750
Bonds maturing October 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.23%	3.23%	3.23%	3.23%	3.23%	3.23%
Notional amount | £			£ 700
Bonds maturing December 22, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.55%	3.55%	3.55%	3.55%	3.55%	3.55%
Notional amount	€ 410
Bonds maturing January 9, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
Notional amount | £			£ 650
Bonds maturing July 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%
Notional amount | $					$ 1,250
Bonds maturing May 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Notional amount	€ 750
Bonds maturing September 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Notional amount	€ 800
Bonds maturing September 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Notional amount	€ 500
Bonds maturing November 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Notional amount	€ 400
Bonds maturing December 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Notional amount	€ 350
Bonds maturing December 18, 2025, 3.97 percent [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%
Total of repayments	€ (15)
Notional amount	1,090			د.م. 1,090
Bonds maturing December 18, 2025, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Total of repayments	(10)
Notional amount	€ 720			د.م. 720
Bonds maturing December 18, 2025, variable rate [member] | One year BDT rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment (as a percent)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Bonds Maturing June 29, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total of issuances	€ 700
Notional amount	€ 700	XOF 700
Bonds maturing September 4, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Notional amount	€ 750
Bonds maturing November 30, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Notional amount | kr						kr 75
Bonds maturing December 10, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%
Total of repayments	€ (14)
Notional amount	1,002			د.م. 1,002
Bonds maturing December 10, 2026, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Total of repayments	€ (11)
Notional amount			£ 788	د.م. 788
Bonds maturing December 10, 2026, variable rate [member] | One year BDT rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment (as a percent)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Bonds maturing February 3, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.875%	0.875%	0.875%	0.875%	0.875%	0.875%
Notional amount	€ 750
Bonds maturing July 7, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Notional amount	€ 750
Bonds maturing July 15, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Notional amount	€ 100,000
Bonds maturing September 9, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Notional amount	€ 500
Bonds maturing March 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Notional amount | د.م.				د.م. 1,000
Bonds maturing April 11, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.22%	3.22%	3.22%	3.22%	3.22%	3.22%
Notional amount | د.م.				د.م. 50
Bonds maturing July 24, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.955%	2.955%	2.955%	2.955%	2.955%	2.955%
Notional amount | kr						kr 800
Bonds maturing November 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	8.125%	8.125%	8.125%	8.125%	8.125%	8.125%
Notional amount | £			£ 500
Bonds maturing January 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Notional amount	€ 1,250
Bonds maturing April 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%
Notional amount	€ 150
Bonds maturing June 22, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%
Notional amount	€ 100
Bonds maturing September 16, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.125%	0.125%	0.125%	0.125%	0.125%	0.125%
Notional amount	€ 500
Bonds maturing January 16, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Notional amount	€ 1,000
Bonds maturing September 12, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.875%	1.875%	1.875%	1.875%	1.875%	1.875%
Notional amount	€ 1,200
Bonds maturing September 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Notional amount	€ 105
Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.091%	0.091%	0.091%	0.091%	0.091%	0.091%
Notional amount	€ 100
Bonds maturing March 1, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%		8.75%
Notional amount	€ 2,500
Bonds maturing May 29, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.342%	1.342%	1.342%	1.342%	1.342%	1.342%
Notional amount	€ 300
Bonds maturing December 5, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%
Notional amount	€ 50
Bonds maturing December 8, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%
Notional amount	€ 50
Bonds maturing January 5, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.45%	4.45%	4.45%	4.45%	4.45%	4.45%
Notional amount	€ 50
Bonds maturing January 15, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Notional amount	€ 750
Bonds maturing April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.625%	1.625%	1.625%	1.625%	1.625%	1.625%
Notional amount	€ 750
Bonds maturing September 4, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Notional amount	€ 1,000
Bonds maturing January 28, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	8.125%	8.125%	8.125%	8.125%	8.125%	8.125%
Notional amount	€ 1,500
Bonds maturing September 30, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Notional amount	€ 55
Bonds maturing January 23, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Notional amount	€ 500
Bonds maturing June 12, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%
Notional amount	€ 939
Bonds maturing July 11, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Notional amount | £			£ 300
Bonds maturing April 16, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Notional amount	€ 50
Bonds maturing January 13, 2042 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%
Notional amount	€ 900
Bonds maturing February 6, 2044 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Notional amount	€ 850
Bonds maturing September 4, 2049 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Notional amount	€ 750
Bonds maturing November 22, 2050 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%
Notional amount | £			£ 500
Bonds Matured Before June 2021
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.375%	0.375%	0.375%	0.375%	0.375%	0.375%
Notional amount	€ 585		£ 517
Underlying shares (in shares) | shares	133	133	133	133	133	133